Scheduled Maturities Of Time Deposits (Scheduled Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled Maturities Of Time Deposits [Abstract]
2013	$ 513,640
2014	204,104
2015	88,316
2016	85,381
2017	26,882
Over five years	1,023
Time Deposits, Total	$ 919,346	$ 885,596